INTANGIBLE ASSETS (Details - Intangible assets) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	$ 495,000	$ 495,000
Accumulated amortization	(233,938)	(196,915)
Intangible Assets, net	$ 261,062	$ 298,085